OTHER EXPENSE (INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other Expense (Income) [Abstract]
Care and maintenance	$ 0	$ 45	$ 0
Governmental fiscal claims	11	7	6
Legacy TSF obligations	(16)	9	14
Pension and medical defined benefit	7	7	8
Royalty receivable impaired	0	0	4
Royalties received	(2)	(2)	(2)
Retrenchment and related costs	0	18	0
Legal fees and project costs	15	10	9
Refund from insurance claim	0	0	(5)
Other indirect taxes	11	18	23
Premium on settlement of bonds	0	24	0
Other (expenses) income	$ 26	$ 136	$ 57	[1]

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.